PROFIT/LOSS BEFORE TAX	12 Months Ended
Dec. 31, 2021
Disclosure of loss profit before tax [Abstract]
PROFIT/LOSS BEFORE TAX
11.	PROFIT/LOSS BEFORE TAX

The following amounts were charged / (credited) to the statement of operations:

	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Directors’ emoluments (including non- executive directors):
Remuneration	1,390	2,020	1,238
Pension	24	41	42
Share based payments	986	678	624
Auditor’s remuneration
Audit fees	549	533	523
Tax fees	77	146	172
Other non-audit fees	31	25	-
Depreciation*	1,827	1,674	2,526
Amortisation (Note 14)	917	1,403	2,368
(Gain)/Loss on the disposal of property, plant and equipment	(1)	30	17
Net foreign exchange differences	(789)	583	(179)

*
Note that US$39,000 (2020: US$40,000) (2019: US$4,000) of depreciation was capitalised to research and development projects during 2021 in line with the Group’s capitalisation policy for Intangible projects.